DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

Supplement to the Fund's Statement of Additional Information
dated June 28, 2007

DELAWARE GROUP TAX FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Supplement to the Funds' Statement of Additional Information
dated January 3, 2007

VOYAGEUR INSURED FUNDS
Delaware Tax-Free Arizona Fund

Supplement to the Fund's Statement of Additional Information
dated January 3, 2007

VOYAGEUR INTERMEDIATE TAX-FREE FUNDS
Delaware Tax-Free Minnesota Intermediate Fund

Supplement to the Fund's Statement of Additional Information
dated January 3, 2007

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

Supplement to the Funds' Statement of Additional Information
dated January 3, 2007

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

Supplement to the Fund's Statement of Additional Information
dated January 3, 2007

VOYAGEUR TAX-FREE FUNDS
Delaware Tax-Free Minnesota Fund

Supplement to the Fund's Statement of Additional Information
dated January 3, 2007

(each, a "Fund" and collectively, the "Funds")

Effective July 16, 2007, Stephen J. Czepiel has been added as a portfolio manager to the Funds.

The following information supplements the section entitled "Management of the Trust - Officers and Trustees" in the Fund(s')('s) Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trusts:
Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) for the Past 5 Years
Stephen J. Czepiel 2005 Market Street Philadelphia, PA 19103 October 18, 1957	Senior Vice President and Senior Municipal Bond Trader - Head of Municipal Bond Trading	Less than 1 year	Mr. Czepiel has served in various capacities at different times at Delaware Investments

The following information supplements the section entitled "Portfolio Managers - Other Accounts Managed" in the Fund(s')('s) Statement of Additional Information.

Mr. Czepiel is responsible for the following accounts. The assets listed below are as of July 16, 2007:
	Number of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Stephen J. Czepiel
Registered Investment Companies	18	$3.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	30	$2.3 billion	0	$0

This Supplement is dated August 28, 2007.